Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	79 Months Ended	109 Months Ended	110 Months Ended	113 Months Ended	118 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
PGIM Corporate Bond Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	7.14%	0.94%						2.62%
PGIM Corporate Bond Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	6.60%	0.44%			2.01%
PGIM Corporate Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	5.08%	(0.06%)			1.51%
PGIM Corporate Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	3.28%	0.02%		1.92%
PGIM Core Bond Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	6.20%	0.41%				1.64%
PGIM Core Bond Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	6.18%	0.40%						1.52%
PGIM Core Bond Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	5.53%	(0.24%)				1.03%
PGIM Corporate Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	4.01%	(0.74%)				0.54%
PGIM Core Bond Fund (Class A)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	2.52%	(0.59%)				0.96%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	17.67%	11.06%					8.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	17.44%	10.82%	6.18%
PGIM Quant Solutions Small-Cap Value Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	17.13%	10.54%	5.91%
PGIM Quant Solutions Small-Cap Value Fund Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	17.56%	10.94%						7.85%
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	17.06%	10.38%						7.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	14.56%	9.20%		6.12%
PGIM Quant Solutions Small-Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	10.78%	9.32%						6.91%
PGIM Corporate Bond Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	7.14%	0.94%			2.52%
Without Sales Load [Member] | PGIM Corporate Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	6.08%	(0.06%)			1.51%
Without Sales Load [Member] | PGIM Corporate Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	6.75%	0.68%		2.29%
Without Sales Load [Member] | PGIM Corporate Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	5.01%	(0.74%)				0.54%
Without Sales Load [Member] | PGIM Core Bond Fund (Class A)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	5.97%	0.07%				1.32%
Without Sales Load [Member] | PGIM Quant Solutions Small-Cap Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	15.56%	9.20%		6.12%
Without Sales Load [Member] | PGIM Quant Solutions Small-Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	17.23%	10.57%						7.51%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%	0.19%			1.40%	1.35%		1.61%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	13.58%	13.50%			13.10%	13.15%
Bloomberg US Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Average Annual Return, Percent	6.54%	0.90%			2.38%			2.46%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	15.68%	9.53%	7.00%	8.15%			8.57%	8.13%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.25%	8.91%	7.44%	8.14%			9.03%	8.72%